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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Mid Cap Value Fund
           Schedule of Investments  7/31/06 (unaudited)
 Shares                                                       Value

           COMMON STOCK - 99.0 %
           Energy - 5.7 %
           Coal & Consumable Fuels - 1.5 %
1,500,000  Massey Energy Co. (b)                           $40,080,000
           Integrated Oil & Gas - 1.4 %
  675,000  Hess Corp. * (b)                                $35,707,500
           Oil & Gas Drilling - 0.3 %
  100,000  Transocean Offshore, Inc. *                     $ 7,723,000
           Oil & Gas Equipment & Services - 0.7 %
  400,000  Weatherford Intl, Inc. *                        $18,736,000
           Oil & Gas Exploration & Production - 1.0 %
  598,300  Plains Exploration and Product *                $26,301,268
           Oil & Gas Refining & Marketing - 0.8 %
  300,000  Tesoro Petroleum Corp.                          $22,440,000
           Total Energy                                    $150,987,768

           Materials - 9.2 %
           Aluminum - 0.7 %
  975,000  Novelis, Inc. (b)                               $19,217,250
           Diversified Chemical - 2.7 %
  675,000  Ashland, Inc.                                   $44,894,250
  425,000  PPG Industries, Inc.                             26,154,500
                                                           $71,048,750
           Diversified Metals & Mining - 0.5 %
  250,000 Freeport-McMoRan Copper & Gold, Inc. (Class B) $13,640,000 Industrial Gases - 1.9 %
  800,000  Air Products & Chemicals, Inc.                  $51,144,000
           Metal & Glass Containers - 1.9 %
1,300,000  Ball Corp.                                      $49,790,000
           Specialty Chemicals - 1.5 %
1,075,000  International Flavor & Fragrances, Inc.         $39,775,000
           Total Materials                                 $244,615,000

           Capital Goods - 5.6 %
           Construction & Farm Machinery & Heavy Trucks - 1.3 %
  500,000  Deere & Co.                                     $36,285,000
           Electrical Component & Equipment - 1.1 %
  625,000  Thomas & Betts Corp. *                          $29,581,250
           Industrial Conglomerates - 1.3 %
1,300,000  Tyco International, Ltd.                        $33,917,000
           Trading Companies & Distributors - 1.9 %
  800,000  W.W. Grainger, Inc. (b)                         $49,672,000
           Total Capital Goods                             $149,455,250

           Commercial Services & Supplies - 2.1 %
           Commercial Printing - 0.7 %
  600,000  R.R. Donnelly & Sons Co.                        $17,514,000
           Environmental & Facilities Services - 1.4 %
  925,000  Republic Services, Inc.                         $37,148,000
           Total Commercial Services & Supplies            $54,662,000

           Transportation - 1.3 %
           Railroads - 1.3 %
  550,000  CSX Corp. *                                     $33,374,000
           Total Transportation                            $33,374,000

           Automobiles & Components - 2.7 %
           Auto Parts & Equipment - 1.2 %
  525,000  Borg-Warner Automotive, Inc. *                  $31,500,000
           Motorcycle Manufacturers - 1.5 %
  705,400  Harley -Davidson, Inc.                          $40,207,800
           Total Automobiles & Components                  $71,707,800

           Consumer Services - 2.5 %
           Casinos & Gaming - 1.7 %
  750,000  Harrah's Entertainment, Inc. *                  $45,082,500
           Hotels, Resorts & Cruise Lines - 0.8 %
  650,000  Royal Caribbean Cruises, Ltd.                   $22,035,000
           Total Consumer Services                         $67,117,500

           Media - 4.4 %
           Advertising - 1.5 %
5,000,000  The Interpublic Group of Companies, Inc. * (b)  $40,950,000
           Broadcasting & Cable Television - 2.9 %
1,700,000  Clear Channel Communications, Inc.              $49,215,000
1,050,000  Entercom Communications Corp. *                  26,617,500
                                                           $75,832,500
           Total Media                                     $116,782,500

           Retailing - 1.9 %
           Apparel Retail - 0.7 %
  350,000  Abercrombie & Fitch Co.                         $18,536,000
           Department Stores - 1.2 %
  484,900  J.C. Penney Co., Inc. *                         $30,529,304
           Total Retailing                                 $49,065,304

           Food & Drug Retailing - 2.5 %
           Drug Retail - 0.5 %
  425,000  CVS Corp. *                                     $13,906,000
           Food Retail - 2.0 %
1,900,000  Safeway, Inc.                                   $53,352,000
           Total Food & Drug Retailing                     $67,258,000

           Food, Beverage & Tobacco - 5.8 %
           Brewers - 2.1 %
  775,000  Molson Coors Brewing Co. (Class B)              $55,373,750
           Packaged Foods & Meats - 2.2 %
  675,000  H.J. Heinz Co., Inc.                            $28,329,750
  610,800  William Wrigley Jr. Co. *                        28,011,288
                                                           $56,341,038
           Tobacco - 1.5 %
  800,000  UST, Inc. *                                     $40,440,000
           Total Food, Beverage & Tobacco                  $152,154,788

           Health Care Equipment & Services - 5.7 %
           Health Care Equipment - 1.2 %
1,867,500  Boston Scientific Corp. *                       $31,766,175
           Health Care Facilities - 0.5 %
  335,500  Triad Hospitals, Inc. *                         $13,074,435
           Health Care Services - 1.9 %
  775,000  Laboratory Corporation of America Holdings *    $49,925,500
           Managed Health Care - 2.1 %
  625,000  CIGNA Corp.                                     $57,031,250
           Total Health Care Equipment & Services          $151,797,360

           Pharmaceuticals & Biotechnology - 0.9 %
           Pharmaceuticals - 0.9 %
  700,000  Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b$23,156,000
           Total Pharmaceuticals & Biotechnology           $23,156,000

           Banks - 9.9 %
           Regional Banks - 7.3 %
  175,000  City National Corp. *                           $11,674,250
  925,000  KeyCorp                                          34,132,500
  750,000  Marshall & Ilsley Corp. (b)                      35,227,500
  577,300  PNC Bank Corp.                                   40,895,932
  250,000  Regions Financial Corp. *                         9,072,500
  925,000  TCF Financial Corp. * (b)                        24,891,750
  450,000  Zions Bancorporation *                           36,963,000
                                                           $192,857,432
           Thrifts & Mortgage Finance - 2.6 %
1,900,000  Hudson City Bancorp, Inc.                       $24,643,000
1,075,000  The PMI Group, Inc.                              45,644,500
                                                           $70,287,500
           Total Banks                                     $263,144,932

           Diversified Financials - 4.6 %
           Asset Management & Custody Banks - 3.3 %
1,200,000  Federated Investors, Inc. *                     $37,212,000
  237,400  Legg Mason, Inc. *                               19,815,778
  900,000  Mellon Bank Corp. *                              31,500,000
                                                           $88,527,778
           Investment Banking & Brokerage - 1.3 %
1,428,300  E*TRADE Group, Inc. *                           $33,293,673
           Total Diversified Financials                    $121,821,451

           Insurance - 8.0 %
           Insurance Brokers - 1.3 %
1,000,000  Aon Corp. *                                     $34,230,000
           Life & Health Insurance - 2.0 %
3,200,000  UNUM Corp. * (b)                                $51,936,000
           Multi-Line Insurance - 1.9 %
  350,000  Assurant, Inc.                                  $16,859,500
  975,000  Genworth Financial, Inc.                         33,442,500
                                                           $50,302,000
           Property & Casualty Insurance - 1.8 %
  325,000  Ambac Financial Group, Inc. *                   $27,010,750
   42,000  White Mountains Insurance Group, Ltd.            20,601,000
                                                           $47,611,750
           Reinsurance - 1.0 %
  950,000  Platinum Underwriter Holdings, Ltd.             $26,875,500
           Total Insurance                                 $210,955,250

           Real Estate - 2.2 %
           Industrial Real Estate Investment Trusts - 0.8 %
  400,000  ProLogis Trust                                  $22,140,000
           Mortgage Real Estate Investment Trusts - 0.8 %
1,625,000  Annaly Mortgage Management, Inc. (b)            $20,816,250
           Specialized Real Estate Investment Trusts - 0.6 %
  700,000  Host Hotels & Resorts, Inc. * (b)               $14,854,000
           Total Real Estate                               $57,810,250

           Software & Services - 0.9 %
           Data Processing & Outsourced Services - 0.9 %
1,900,000  The BISYS Group, Inc. *                         $23,332,000
           Total Software & Services                       $23,332,000

           Technology Hardware & Equipment - 10.1 %
           Communications Equipment - 1.8 %
1,638,800  ADC Telecommunications, Inc. *                  $20,042,524
2,000,000  Juniper Networks, Inc. *                         26,900,000
                                                           $46,942,524
           Computer Hardware - 4.1 %
1,400,000  Dell, Inc. *                                    $30,352,000
1,600,000  NCR Corp. *                                      51,424,000
1,710,400  Palm, Inc. * (b)                                 25,502,064
                                                           $107,278,064
           Electronic Equipment & Instruments - 1.8 %
4,400,000  Symbol Technologies, Inc. *                     $48,620,000
           Office Electronics - 2.4 %
4,500,000  Xerox Corp. *                                   $63,405,000
           Total Technology Hardware & Equipment           $266,245,588

           Semiconductors - 1.8 %
           Semiconductors - 1.8 %
1,638,900  Freescale Semiconductor, Inc. (Class B) *       $46,741,428
           Total Semiconductors                            $46,741,428

           Utilities - 11.2 %
           Electric Utilities - 5.6 %
  850,000  Allegheny Energy, Inc. *                        $34,892,500
1,125,000  Edison International                             46,552,500
  650,000  Firstenergy Corp.                                36,400,000
  925,000  PPL Corp. * (b)                                  31,468,500
                                                           $149,313,500
           Gas Utilities - 1.8 %
  550,000  Questar Corp.                                   $48,730,000
           Independent Power Producer & Energy Traders - 1.6 %
  838,900  NRG Energy, Inc. * (b)                          $41,315,825
           Multi-Utilities - 2.2 %
  825,000  NSTAR *                                         $25,715,250
  800,000  PG&E Corp.                                       33,344,000
                                                           $59,059,250
           Total Utilities                                 $298,418,575
           TOTAL COMMON STOCK                              $2,620,602,744
           (Cost   $   2,526,013,633)
Principal Amount
           TEMPORARY CASH INVESTMENTS - 5.8 %
           Repurchase Agreement - 1.2 %
 $31,000,00UBS Warburg, Inc., 5.20%, dated 7/31/06, repurchase price of
           $31,000,000 plus accrued interest on 8/1/06, collateralized by $31,620,000 U.S. Treasury Bill, 5.0%, 7/31/08$31,000,000
Shares
           Security Lending Collateral - 4.6%
121,137,168Securities Lending Investment Fund, 5.20%       $121,137,168
           TOTAL TEMPORARY CASH INVESTMENTS                $152,137,168
           (Cost   $  152,137,168)
           TOTAL INVESTMENT IN SECURITIES - 104.8%         $2,772,739,912
           (Cost    $2,678,150,801) (a)
           OTHER ASSETS AND LIABILITIES - (4.8)%           $ (127,412,430)

           TOTAL NET ASSETS - 100.0%                       $2,645,327,482

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt

(a) At July 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,682,016,527 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost $   140,945,950

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value  (50,222,565)

           Net unrealized gain                             $90,723,385

(b)        At July 31, 2006, the following securities were out on loan:

Shares                         Security                       Value
 724,789   Annaly Mortgage Management, Inc.                $9,284,547
 312,379   Hess Corp. *                                     16,524,849
  19,400   Host Hotels & Resorts, Inc. *                      411,668
  16,800   Marshall & Ilsley Corp.                            789,096
  99,036   Massey Energy Co.                                2,646,242
 111,900   Novelis, Inc.                                    2,205,549
  36,457   NRG Energy, Inc. *                               1,795,507
1,228,682  Palm, Inc. *                                     18,319,649
   2,000   PPL Corp. *                                         68,040
  19,298   TCF Financial Corp. *                              519,309
 430,386   Teva Pharmaceutical Industries, Ltd. (A.D.R.)    14,237,169
4,789,900  The Interpublic Group of Companies, Inc. *       39,229,281
 130,500   UNUM Corp. *                                     2,118,015
  64,182   W.W. Grainger, Inc.                              3,985,060
           Total                                           $112,133,981


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.